Nature of Operations and Summary of Significant Accounting Policies - Merger Transaction (Details)	Mar. 18, 2014 $ / shares shares	Feb. 12, 2014	Jun. 30, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Mar. 17, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares
Net Loss Per Common Share - Merger Transaction
Shares authorized, common	500,000,000		500,000,000	500,000,000	22,500,000	500,000,000
Par value, common (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.01	$ 0.0001
Shares authorized, preferred	20,000,000		20,000,000	20,000,000	2,500,000	20,000,000
Merger Transaction
Net Loss Per Common Share - Merger Transaction
Shares authorized, common	500,000,000
Par value, common (in dollars per share) | $ / shares	$ 0.0001
Shares authorized, preferred	20,000,000
Merger Transaction | DE2
Net Loss Per Common Share - Merger Transaction
Exchange ratio	0.09129752
DE2 | Merger Transaction | Common Stock
Net Loss Per Common Share - Merger Transaction
Number of shares of acquirer common stock issued per share of acquiree's common stock		10.9532